Deferred tax assets and liabilities - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unremitted earnings retained for reinvestment	$ 7,000,000,000
Temporary differences and unused tax losses for which no deferred tax assets were recognized	9,000,000,000	$ 9,000,000,000
Tax loss carryforwards capitalized	521,000,000	146,000,000
Tax loss carryforwards expiring in five years	33,000,000
Tax loss carryforwards expiring in more than five years	488,000,000
Tax loss carryforwards expired in period	0	0	$ 0
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	0	$ 0	(413,000,000)
Income statement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Revaluation of deferred tax assets and liabilities and current income tax liabilities			413,000,000
Equity statement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Revaluation of deferred tax assets and liabilities and current income tax liabilities			$ 18,000,000
Switzerland [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	$ 304,000,000